Lease Arrangements (Schedule Of Total Rental Expense Incurred Under Operating Leases For Continuing Operations) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Lease Arrangements [Abstract]
Total rental expense	$ 40,021	$ 39,606	$ 38,992